Cover	Oct. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 16, 2023, FOXO Technologies Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”). The Original 8-K inadvertently included incorrect disclosure with respect to the cash fees to be paid to, and the warrants to be issued to, J.H. Darbie & Co., Inc. (the “Finder”), pursuant to the terms of the Finder’s Fee Agreement, dated as of October 9, 2023 (the “Finder Agreement”), by and between the Company and the Finder. This Current Report on Form 8-K/A amends the Original Form 8-K to correct this disclosure and to include the Finder Agreement as an exhibit to this Current Report on Form 8-K/A. Except as described above, this Current Report on Form 8-K/A does not amend, update, or change any other items or disclosures in the Original 8-K and does not purport to reflect any information or events subsequent to the filing date of the Original 8-K.
Document Period End Date	Oct. 13, 2023
Entity File Number	001-39783
Entity Registrant Name	FOXO TECHNOLOGIES INC.
Entity Central Index Key	0001812360
Entity Tax Identification Number	85-1050265
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	729 N. Washington Ave.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	562-9447
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001
Trading Symbol	FOXO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false